CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Guarantee income	¥ 212,121,156	$ 29,876,640
Leasing income	57,430,571	8,088,927	¥ 155,522,046	¥ 251,295,105
Total Revenues	1,701,918,741	239,710,241	1,980,453,461	3,921,716,406
Operating cost and expenses
Cost of Revenue	1,511,863,115	212,941,466	1,830,089,773	2,958,009,872
Sales and marketing	38,921,589	5,481,991	132,779,488	239,333,085
General and administrative	156,966,463	22,108,264	299,545,363	276,179,441
Research and development	30,114,175	4,241,493	45,958,842	70,278,081
Net loss on contingent risk assurance liabilities	25,631,610	3,610,137
Net loss on risk assurance liabilities | ¥			299,863,403	197,750,449
Provision (net recovery on provision) for credit losses	(136,485,155)	(19,223,532)	319,359,716	203,415,094
Goodwill impaired	148,657,971	20,938,037	0
Total operating cost and expense	1,775,669,768	250,097,856	2,927,596,585	3,944,966,022
Loss from operations	(73,751,027)	(10,387,615)	(947,143,124)	(23,249,616)
Interest income	79,164,929	11,150,147	43,732,652	26,373,471
Net (loss) gain on equity securities	24,093,019	3,393,431	(9,810,585)	(12,991,522)
Interest expense	(4,099,783)	(577,442)	(16,809,263)	(14,481,195)
Foreign exchange gain, net	1,099,229	154,823	5,918,231	1,351,400
Other income	30,701,851	4,324,265	52,066,718	41,911,589
Other expenses	(1,624,789)	(228,847)	(2,465,972)	(6,605,833)
Net income (loss) before income taxes	55,583,429	7,828,762	(874,511,343)	12,308,294
Income tax expenses	(93,456,703)	(13,163,101)	(236,696,540)	(20,852,646)
Net loss	(37,873,274)	(5,334,339)	(1,111,207,883)	(8,544,352)
Net loss attributable to Cango Inc.'s shareholders	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Weighted average shares used to compute losses per Class A and Class B share:
Basic (in shares)	243,048,785	243,048,785	274,084,890	289,892,905
Diluted (in shares)	243,048,785	243,048,785	274,084,890	289,892,905
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	¥ 45,489,264	$ 6,407,029	¥ 253,877,012	¥ (72,130,683)
Total comprehensive (loss) income, net of tax	7,615,990	1,072,690	(857,330,871)	(80,675,035)
Total comprehensive (loss) income attributable to Cango Inc.'s shareholders	¥ 7,615,990	$ 1,072,690	¥ (857,330,871)	¥ (80,675,035)
Class A and Class B Ordinary Shares
Losses per Class A and Class B ordinary share:
Basic (in dollars per share) | (per share)	¥ (0.16)	$ (0.02)	¥ (4.05)	¥ (0.03)
Diluted (in dollars per share) | (per share)	(0.16)	(0.02)	(4.05)	(0.03)
Losses per ADS (2 ordinary shares equal 1 ADS):
Basic (in dollars per share) | (per share)	(0.16)	(0.02)	(4.05)	(0.03)
Diluted (in dollars per share) | (per share)	(0.16)	(0.02)	(4.05)	(0.03)
American depository shares
Losses per Class A and Class B ordinary share:
Basic (in dollars per share) | (per share)	(0.31)	(0.04)	(8.11)	(0.06)
Diluted (in dollars per share) | (per share)	(0.31)	(0.04)	(8.11)	(0.06)
Losses per ADS (2 ordinary shares equal 1 ADS):
Basic (in dollars per share) | (per share)	(0.31)	(0.04)	(8.11)	(0.06)
Diluted (in dollars per share) | (per share)	¥ (0.31)	$ (0.04)	¥ (8.11)	¥ (0.06)
Weighted average shares used to compute losses per Class A and Class B share:
Basic (in shares)	85,040,000.00	85,040,000.00	100,550,000	108,140,000
Diluted (in shares)	121,530,000	121,530,000	137,040,000.00	144,950,000
Automobile trading income
Revenues
Revenues	¥ 1,309,633,693	$ 184,458,048	¥ 1,596,306,698	¥ 2,227,171,554
Loan facilitation income and other related income
Revenues
Revenues	19,962,063	2,811,598	146,428,758	1,233,556,212
After-market services income
Revenues
Revenues	65,388,466	9,209,773	71,456,769	193,786,856
Others
Revenues
Revenues	¥ 37,382,792	$ 5,265,255	¥ 10,739,190	¥ 15,906,679